UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

Greater China Opportunities Fund

Semiannual Report
4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	12.46	–2.60	—	10.47[1]	7.96	12.46	–12.34	—	119.43[1]

Class B	12.38	–2.75	—	10.36[1]	8.15	12.38	–12.99	—	117.80[1]

Class C	16.39	–2.35	—	10.36[1]	12.16	16.39	–11.22	—	117.73[1]

Class I2	19.00	–1.54	—	11.42[1]	13.90	19.00	–7.45	—	134.77[1]

Class NAV[2]	18.99	–0.98	—	4.01[3]	13.89	18.99	–4.81	—	28.29[3]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable to Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-14 for Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net (%)	1.80	2.61	2.61	1.31	1.24
Gross (%)	1.80	2.61	2.61	2.74	1.24

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Greater China Opportunities Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	6-9-05	$21,780	$21,780	$20,303

Class C4	6-9-05	21,773	21,773	20,303

Class I2	6-9-05	23,477	23,477	20,303

Class NAV[2]	12-28-06	12,829	12,829	13,601

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 6-9-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 From 12-28-06.

4 The contingent deferred sales charge is not applicable.

Semiannual report | Greater China Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,136.50	$9.59

Class B	1,000.00	1,131.50	14.01

Class C	1,000.00	1,131.60	13.79

Class I	1,000.00	1,139.00	6.95

Class NAV	1,000.00	1,138.90	6.74

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Greater China Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,015.80	$9.05

Class B	1,000.00	1,011.70	13.22

Class C	1,000.00	1,011.90	13.02

Class I	1,000.00	1,018.30	6.56

Class NAV	1,000.00	1,018.50	6.36

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.81%, 2.65%, 2.61%, 1.31% and 1.27% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Greater China Opportunities Fund	9

Portfolio summary

Top 10 Holdings (33.4% of Net Assets on 4-30-13)[1,2]

Taiwan Semiconductor		AIA Group, Ltd.	3.6%
Manufacturing Company, Ltd.	6.9%
		China Everbright International, Ltd.	2.3%
China Construction Bank Corp.,
H Shares	4.0%	Hutchison Whampoa, Ltd.	2.3%

Industrial & Commercial Bank of China,		CNOOC, Ltd.	2.3%
Ltd., H Shares	3.9%
		Kingsoft Corp., Ltd.	2.1%
MediaTek, Inc.	3.9%
		Tencent Holdings, Ltd.	2.1%

Sector Composition[1,3]

Financials	35.0%	Utilities	3.9%

Information Technology	24.1%	Materials	3.3%

Consumer Discretionary	11.1%	Health Care	2.4%

Industrials	9.3%	Telecommunication Services	2.0%

Energy	6.9%	Consumer Staples	2.0%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. The Fund may invest in IPOs, which are frequently volatile in price and may lead to increased portfolio turnover. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. The Fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Greater China Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value
Common Stocks 100.0%		$70,035,233

(Cost $54,693,580)

China 33.1%		23,213,995

Bank of China, Ltd., H Shares	1,617,000	763,574

China Construction Bank Corp., H Shares	3,315,000	2,780,798

China Life Insurance Company, Ltd., H Shares	352,000	963,201

China Machinery Engineering Corp. (I)	900,000	656,305

China Minsheng Banking Corp., Ltd., H Shares	348,000	446,242

China Modern Dairy Holdings, Ltd. (I)	2,100,000	734,498

China National Building Material Company, Ltd., H Shares	668,000	794,261

China Pacific Insurance Group Company, Ltd., H Shares	390,200	1,403,389

CNOOC, Ltd.	849,000	1,582,731

CPMC Holdings, Ltd.	813,000	641,479

Golden Wheel Tiandi Holdings Company, Ltd. (I)	3,000,000	538,785

Hilong Holding, Ltd.	2,188,000	903,175

Honghua Group, Ltd.	746,000	367,272

Industrial & Commercial Bank of China, Ltd., H Shares	3,879,500	2,734,083

Kingsoft Corp., Ltd.	1,275,000	1,468,525

PetroChina Company, Ltd., H Shares	926,000	1,181,136

Shenzhou International Group Holdings, Ltd.	419,000	1,235,655

SITC International Holdings Company, Ltd.	772,000	283,835

Sunac China Holdings Ltd.	1,288,000	1,041,282

Tencent Holdings, Ltd.	42,100	1,451,339

Tingyi Holding Corp.	244,000	677,757

Xinchen China Power Holdings, Ltd. (I)(S)	1,965,000	564,673

Hong Kong 35.8%		25,059,662

AIA Group, Ltd.	568,600	2,527,992

ASM Pacific Technology, Ltd.	41,300	427,491

BOC Hong Kong Holdings, Ltd.	274,000	946,422

Cheung Kong Holdings, Ltd.	52,000	784,830

Cheung Kong Infrastructure Holdings, Ltd.	132,000	958,968

China Everbright International, Ltd.	2,079,000	1,610,599

China Mobile, Ltd.	129,500	1,419,968

China Power International Development, Ltd.	1,891,000	683,386

China Resources Land, Ltd.	452,000	1,382,639

China Singyes Solar Technologies Holdings, Ltd.	503,000	443,050

CSPC Pharmaceutical Group, Ltd. (I)	890,000	428,552

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	11

	Shares	Value
Hong Kong (continued)

Geely Automobile Holdings Company, Ltd.	1,630,000	$831,013

Haier Electronics Group Company, Ltd. (I)	310,000	553,988

Hong Kong & China Gas Company, Ltd.	257,100	775,844

Hong Kong Exchanges & Clearing, Ltd.	42,800	720,643

Hutchison Whampoa, Ltd.	147,000	1,594,135

Kingboard Chemical Holdings, Ltd.	200,000	545,130

Kunlun Energy Company, Ltd.	416,000	817,108

Lee & Man Chemical Company, Ltd.	835,850	388,049

Melco International Development, Ltd.	472,000	920,094

New World Development Company, Ltd.	423,000	742,829

Sino Biopharmaceutical	1,240,000	854,083

Sun Hung Kai Properties, Ltd.	31,000	452,191

Swire Properties, Ltd.	248,600	886,053

Tianjin Development Holdings, Ltd. (I)	1,046,000	700,418

Towngas China Company, Ltd.	326,000	314,754

Wharf Holdings, Ltd.	150,000	1,342,502

Xinyi Glass Holdings Company, Ltd.	1,468,000	1,006,931

Macau 1.8%		1,279,498

Sands China, Ltd.	243,600	1,279,498

Taiwan 29.3%		20,482,078

Asustek Computer, Inc.	31,000	361,165

Aurora Corp.	326,000	598,647

Casetek Holdings, Ltd. (I)	109,000	593,947

Cathay Financial Holdings Company, Ltd.	429,000	577,958

Cathay Real Estate Development Company, Ltd.	1,080,000	648,597

Cheng Shin Rubber Industry Company, Ltd.	411,500	1,394,231

China Life Insurance Company, Ltd. (I)	690,466	702,007

Evergreen Marine Corp., Ltd. (I)	821,000	480,285

Fubon Financial Holding Company, Ltd.	585,000	836,552

Hon Hai Precision Industry Company, Ltd.	205,700	531,678

Hung Sheng Construction Company, Ltd.	683,000	565,208

Innolux Corp. (I)	869,000	544,089

Lite-On Technology Corp.	317,000	570,755

MediaTek, Inc.	221,000	2,698,139

Novatek Microelectronics Corp., Ltd.	202,000	986,996

SinoPac Financial Holdings Company, Ltd.	1,403,000	702,139

Taiwan Cement Corp.	345,000	458,635

Taiwan Semiconductor Manufacturing Company, Ltd.	1,304,089	4,845,272

Teco Electric & Machinery Company, Ltd.	813,000	765,218

TPK Holding Company, Ltd.	31,000	630,128

TTY Biopharm Company, Ltd.	120,000	398,021

12	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Vivotek, Inc. (I)	53,203	$243,926

Win Semiconductors Corp.	293,000	348,485

Total investments (Cost $54,693,580)† 100.0%		$70,035,233

Other assets and liabilities, net 0.0%		$24,246

Total net assets 100.0%		$70,059,479

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $54,695,388. Net unrealized appreciation aggregated $15,339,845, of which $16,878,169 related to appreciated investment securities and $1,538,324 related to depreciated investment securities.

The Fund had the following sector composition as of 4-30-13 (as a percentage of total net assets):

Financials	35.0%
Information Technology	24.1%
Consumer Discretionary	11.1%
Industrials	9.3%
Energy	6.9%
Utilities	3.9%
Materials	3.3%
Health Care	2.4%
Telecommunication Services	2.0%
Consumer Staples	2.0%

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $54,693,580)	$70,035,233
Cash	6,235
Foreign currency, at value (Cost $204,177)	205,849
Receivable for investments sold	2,062,695
Receivable for fund shares sold	40,562
Dividends receivable	26,767
Other receivables and prepaid expenses	53,929

Total assets	72,431,270

Liabilities

Payable for investments purchased	2,024,196
Payable for fund shares repurchased	199,996
Payable to affiliates
Accounting and legal services fees	2,043
Transfer agent fees	19,221
Distribution and service fees	27,602
Trustees’ fees	3,166
Investment management fees	55,127
Other liabilities and accrued expenses	40,440

Total liabilities	2,371,791

Net assets	$70,059,479

Net assets consist of

Paid-in capital	$56,484,260
Accumulated net investment loss	(667,022)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(1,101,011)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	15,343,252

Net assets	$70,059,479

14	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($48,327,439 ÷ 2,371,764 shares)[1]	$20.38
Class B ($8,515,647 ÷ 430,363 shares)[1]	$19.79
Class C ($11,303,162 ÷ 571,574 shares)[1]	$19.78
Class I ($1,190,546 ÷ 58,538 shares)	$20.34
Class NAV ($722,685 ÷ 35,137 shares)	$20.57

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$21.45

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$99,153

Total investment income	99,153

Expenses

Investment management fees	346,503
Distribution and service fees	170,541
Accounting and legal services fees	7,623
Transfer agent fees	61,914
Trustees’ fees	1,793
State registration fees	29,088
Printing and postage	10,611
Professional fees	22,015
Custodian fees	43,313
Registration and filing fees	15,078
Other	2,667

Total expenses	711,146
Less expense reductions	(8,802)

Net expenses	702,344

Net investment loss	(603,191)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,844,293
Foreign currency transactions	(11,207)

2,833,086
Change in net unrealized appreciation (depreciation) of
Investments	6,336,227
Translation of assets and liabilities in foreign currencies	1,403

6,337,630

Net realized and unrealized gain	9,170,716

Increase in net assets from operations	$8,567,525

16	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12
Increase (decrease) in net assets

From operations
Net investment income (loss)	($603,191)	$102,257
Net realized gain (loss)	2,833,086	(2,832,765)
Change in net unrealized appreciation (depreciation)	6,337,630	7,273,711

Increase in net assets resulting from operations	8,567,525	4,543,203

Distributions to shareholders
From net investment income
Class A	(149,779)	(460,788)
Class B	—	(16,705)
Class C	—	(19,488)
Class I	(8,079)	(14,687)
Class NAV	(4,274)	(11,779)

Total distributions	(162,132)	(523,447)

From Fund share transactions	(3,614,837)	(17,237,353)

Total increase (decrease)	4,790,556	(13,217,597)

Net assets

Beginning of period	65,268,923	78,486,520

End of period	$70,059,479	$65,268,923

Undistributed net investment income (accumulated net
investment loss)	($667,022)	$98,301

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$17.99	$16.90	$20.24	$17.33	$11.61	$32.54
Net investment income (loss)[2]	(0.15)	0.06	0.14	0.08	0.12	0.04
Net realized and unrealized gain (loss)
on investments	2.60	1.18	(3.41)	2.94	5.63	(19.08)
Total from investment operations	2.45	1.24	(3.27)	3.02	5.75	(19.04)
Less distributions
From net investment income	(0.06)	(0.15)	(0.07)	(0.11)	(0.03)	(0.06)
From net realized gain	—	—	—	—	—	(1.83)
Total distributions	(0.06)	(0.15)	(0.07)	(0.11)	(0.03)	(1.89)
Net asset value, end of period	$20.38	$17.99	$16.90	$20.24	$17.33	$11.61
Total return (%)[3,4]	13.65[5]	7.51	(16.24)	17.46	49.62	(61.75)

Ratios and supplemental data

Net assets, end of period (in millions)	$48	$44	$53	$80	$90	$69
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.81[6]	1.80	1.67	1.73	1.95	1.77
Expenses net of fee waivers	1.81[6]	1.80	1.67	1.70	1.95	1.77
Expenses net of fee waivers and credits	1.81[6]	1.80	1.67	1.70	1.92	1.77
Net investment income (loss)	(1.52)[6]	0.37	0.67	0.45	0.86	0.21
Portfolio turnover (%)	44	132	145	71	105	98

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

18	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$17.49	$16.42	$19.76	$16.95	$11.41	$32.16
Net investment income (loss)[2]	(0.22)	(0.08)	(0.02)	(0.06)	0.01	(0.09)
Net realized and unrealized gain (loss)
on investments	2.52	1.18	(3.32)	2.87	5.53	(18.83)
Total from investment operations	2.30	1.10	(3.34)	2.81	5.54	(18.92)
Less distributions
From net investment income	—	(0.03)	—	—[3]	—	—
From net realized gain	—	—	—	—	—	(1.83)
Total distributions	—	(0.03)	—	—[3]	—	(1.83)
Net asset value, end of period	$19.79	$17.49	$16.42	$19.76	$16.95	$11.41
Total return (%)[4,5]	13.15[6]	6.70	(16.90)	16.58	48.55	(62.02)

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$9	$11	$17	$19	$15
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.65[7]	2.61	2.46	2.49	2.70	2.49
Expenses net of fee waivers	2.65[7]	2.61	2.46	2.45	2.70	2.49
Expenses net of fee waivers and credits	2.65[7]	2.61	2.46	2.45	2.67	2.49
Net investment income (loss)	(2.36)[7]	(0.45)	(0.11)	(0.31)	0.11	(0.43)
Portfolio turnover (%)	44	132	145	71	105	98

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

CLASS C SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$17.48	$16.41	$19.75	$16.94	$11.40	$32.16
Net investment income (loss)[2]	(0.22)	(0.07)	(0.02)	(0.05)	0.01	(0.09)
Net realized and unrealized gain (loss)
on investments	2.52	1.17	(3.32)	2.86	5.53	(18.84)
Total from investment operations	2.30	1.10	(3.34)	2.81	5.54	(18.93)
Less distributions
From net investment income	—	(0.03)	—	—[3]	—	—
From net realized gain	—	—	—	—	—	(1.83)
Total distributions	—	(0.03)	—	—[3]	—	(1.83)
Net asset value, end of period	$19.78	$17.48	$16.41	$19.75	$16.94	$11.40
Total return (%)[4,5]	13.16[6]	6.71	(16.91)	16.59	48.60	(62.06)

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$10	$12	$18	$20	$16
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.61[7]	2.61	2.45	2.48	2.71	2.49
Expenses net of fee waivers	2.61[7]	2.61	2.45	2.44	2.71	2.49
Expenses net of fee waivers and credits	2.61[7]	2.61	2.45	2.44	2.68	2.49
Net investment income (loss)	(2.32)[7]	(0.43)	(0.12)	(0.26)	0.10	(0.43)
Portfolio turnover (%)	44	132	145	71	105	98

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	19

CLASS I SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$17.96	$16.82	$20.14	$17.24	$11.57	$32.69
Net investment income (loss)[2]	(0.10)	0.12	0.18	0.01	0.18	0.04
Net realized and unrealized gain (loss)
on investments	2.59	1.20	(3.41)	3.02	5.53	(19.14)
Total from investment operations	2.49	1.32	(3.23)	3.03	5.71	(19.10)
Less distributions
From net investment income	(0.11)	(0.18)	(0.09)	(0.13)	(0.04)	(0.19)
From net realized gain	—	—	—	—	—	(1.83)
Total distributions	(0.11)	(0.18)	(0.09)	(0.13)	(0.04)	(2.02)
Net asset value, end of period	$20.34	$17.96	$16.82	$20.14	$17.24	$11.57
Total return (%)[3]	13.90[4]	8.01	(16.12)	17.61	49.49	(61.89)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$2	$3	$5	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.61[5]	2.74	2.02	1.83	1.81	1.64
Expenses net of fee waivers and credits	1.31[5]	1.39	1.53	1.57	1.65	1.64
Net investment income (loss)	(1.03)[5]	0.73	0.87	0.08	1.25	0.19
Portfolio turnover (%)	44	132	145	71	105	98

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$18.18	$17.07	$20.42	$17.47	$11.66	$32.72
Net investment income (loss)[2]	(0.10)	0.15	0.26	0.20	0.24	0.24
Net realized and unrealized gain (loss)
on investments	2.62	1.21	(3.47)	2.96	5.65	(19.20)
Total from investment operations	2.52	1.36	(3.21)	3.16	5.89	(18.96)
Less distributions
From net investment income	(0.13)	(0.25)	(0.14)	(0.21)	(0.08)	(0.27)
From net realized gain	—	—	—	—	—	(1.83)
Total distributions	(0.13)	(0.25)	(0.14)	(0.21)	(0.08)	(2.10)
Net asset value, end of period	$20.57	$18.18	$17.07	$20.42	$17.47	$11.66
Total return (%)[3]	13.89[4]	8.20	(15.82)	18.17	50.84	(61.51)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$1	—[5]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.27[6]	1.24	1.14	1.11	1.12	1.17
Expenses net of fee waivers and credits	1.27[6]	1.24	1.14	1.11	1.12	1.17
Net investment income (loss)	(0.98)[6]	0.87	1.30	1.08	1.63	1.16
Portfolio turnover (%)	44	132	145	71	105	98

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

20	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the Fund) is a series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

Semiannual report | Greater China Opportunities Fund	21

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2013, all investments were categorized as Level 2 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused

22	Greater China Opportunities Fund | Semiannual report

portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $488. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $3,932,289 available to offset future net realized capital gains as of October 31, 2012. The following table details the capital loss carryforward available as of October 31, 2012:

CAPITAL LOSS CARRYFORWARDS	NO EXPIRATION DATE
EXPIRING AT OCTOBER 31, 2017	SHORT-TERM

$974,763	$2,957,526

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax

Semiannual report | Greater China Opportunities Fund	23

differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the Fund’s average daily net assets; (b) 0.95% of the next $1,000,000,000 of the Fund’s average daily net assets and (c) 0.90% of the Fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class I shares of the Fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or expense reimbursements are such that the total operating expenses for Class I shares will not exceed 1.31% of the Fund’s average daily net assets. The fee waivers and/or reimbursements will continue in effect until at least February 28, 2014. Accordingly, these expense reductions amounted to $8,802 for Class I shares for the six months ended April 30, 2013.

The investment management fees, including the impact of waivers and reimbursements described above, incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.97% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

24	Greater China Opportunities Fund | Semiannual report

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,145 for the six months ended April 30, 2013. Of this amount, $4,324 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $21,675 was paid as sales commissions to broker-dealers and $1,146 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $0, $9,591 and $503 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$71,040	$43,076	$7,097	$6,514
Class B	44,263	8,064	7,088	1,673
Class C	55,238	10,047	7,088	1,888
Class I	—	727	7,815	536
Total	$170,541	$61,914	$29,088	$10,611

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Semiannual report | Greater China Opportunities Fund	25

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	216,201	$4,239,352	188,009	$3,154,840
Distributions reinvested	7,450	142,957	27,921	427,184
Repurchased	(316,997)	(6,169,871)	(874,461)	(14,735,861)

Net decrease	(93,346)	($1,787,562)	(658,531)	($11,153,837)

Class B shares

Sold	10,129	$193,582	17,421	$284,349
Distributions reinvested	—	—	914	13,704
Repurchased	(81,056)	(1,537,005)	(198,391)	(3,259,399)

Net decrease	(70,927)	($1,343,423)	(180,056)	($2,961,346)

Class C shares

Sold	44,415	$855,875	43,866	$719,454
Distributions reinvested	—	—	1,020	15,277
Repurchased	(66,500)	(1,260,931)	(194,639)	(3,203,751)

Net decrease	(22,085)	($405,056)	(149,753)	($2,469,020)

Class I shares

Sold	28,738	$559,189	74,374	$1,296,624
Distributions reinvested	331	6,331	664	10,099
Repurchased	(33,921)	(656,968)	(101,401)	(1,746,676)

Net decrease	(4,852)	($91,448)	(26,363)	($439,953)

Class NAV shares

Sold	5,627	$111,712	10,505	$179,663
Distributions reinvested	221	4,274	765	11,779
Repurchased	(5,289)	(103,334)	(23,624)	(404,639)

Net increase (decrease)	559	$12,652	(12,354)	($213,197)

Net decrease	(190,651)	($3,614,837)	(1,027,057)	($17,237,353)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $30,334,325 and $34,575,313, respectively, for the six months ended April 30, 2013.

26	Greater China Opportunities Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust III and its series, John Hancock Greater China Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	3,258,979.36	79,638.71
Peter S. Burgess	3,261,862.72	76,855.35
William H. Cunningham	3,249,779.60	88,938.47
Grace K. Fey	3,263,671.76	75,046.31
Theron S. Hoffman	3,262,757.07	75,961.00
Deborah C. Jackson	3,251,491.24	87,226.83
Hassell H. McClellan	3,247,495.90	91,222.17
James M. Oates	3,259,971.01	78,747.06
Steven R. Pruchansky	3,262,278.58	76,439.49
Gregory A. Russo	3,250,625.19	88,092.88
Non-Independent Trustees
James R. Boyle	3,262,803.39	75,914.68
Craig Bromley	3,259,920.03	78,798.04
Warren A. Thomson	3,250,330.61	88,387.46

Semiannual report | Greater China Opportunities Fund	27

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management
Craig Bromley†	a division of Manulife Asset Management
Peter S. Burgess*	(North America) Limited
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	Greater China Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	08SA 4/13
MF142347	6/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013